Exchange rates (Details)	12 Months Ended
	Mar. 31, 2018 R / $	Mar. 31, 2018 R / $ R / £	Mar. 31, 2017 R / $	Mar. 31, 2017 R / $ R / £	Mar. 31, 2016 R / $	Mar. 31, 2016 R / $ R / £	Mar. 31, 2018 R / £	Mar. 31, 2017 R / £	Mar. 31, 2016 R / £
Effects Of Changes In Foreign Exchange Rates [Abstract]
Closing foreign exchange rate (in ZAR)	11.83	11.83	13.41	13.41	14.83	14.83	16.60	16.75	21.31
Average foreign exchange rate (in ZAR)	12.99	17.21	14.06	18.42	13.78	20.63